Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies
Presentation basis of the financial statements

A.	Presentation basis of the financial statements

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRSs) as issued by the International Accounting Standards Board (IASB).

The Company’s financial statements are prepared on a historical cost basis, except for financial and biological assets measured at fair value through profit or loss and contingent consideration.

In its preparation of the financial statements, management is required to use significant accounting estimates. Management is also required to exercise discretion in the process of applying the significant accounting policies. The issues which require significant discretion and the use of estimates, which have a significant impact on the amounts which were recognized in the financial statements, are specified in Note 3. Actual results may differ significantly from the estimates and assumptions which were used by Company management.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 2 - Significant Accounting Policies (Cont.)

Basis of consolidation

B.	Basis of consolidation

(1)	Business combinations

The group implements the acquisition method to all business combinations. The acquisition date is the date on which the acquirer obtains control over the acquiree. control exists when the group is exposed, or has rights, to variable returns from its involvement with the acquiree and it has the ability to affect those returns through its power over the acquiree. substantive rights held by the group and others are taken into account when assessing control.

The group recognizes goodwill on acquisition according to the fair value of the consideration transferred including any amounts recognized in respect of rights that do not confer control in the acquiree as well as the fair value at the acquisition date of any pre-existing equity right of the group in the acquiree, less the net amount of the identifiable assets acquired and the liabilities assumed.

On the acquisition date the acquirer recognizes a contingent liability assumed in a business combination if there is a present obligation resulting from past events and its fair value can be reliably measured.

Costs associated with the acquisition that were incurred by the acquirer in the business combination such as: finder’s fees, advisory, legal, valuation and other professional or consulting fees, other than those associated with an issue of debt or equity instruments connected to the business combination, are expensed in the period the services are received.

(2)	Consolidated financial statements

The consolidated financial statements include the reports of companies over which the Company has control (subsidiaries).

Subsidiaries are entities which are controlled by the Company. The Company controls an entity when the Company has the power to influence the investee entity, when it has exposure or rights to variable returns from its involvement in the entity, and when it has the ability to exercise its influence over the investee entity in order to affect the amount of returns which it will receive from that entity. Subsidiaries are fully included in the consolidation beginning from the date when the Company obtains control of them. Consolidation is discontinued on the date when control ceases.

The consolidation of financial statements is performed beginning on the date when control was obtained, until the date when control was discontinued.

The financial statements of the Company and the subsidiaries are prepared for identical dates and periods. The accounting policy in the financial statements of the investees was implemented in a manner which was uniform and consistent with the policy which was applied in the Company’s financial statements. Material intercompany balances and transactions, and profit and loss due to transactions

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 2 - Significant Accounting Policies (Cont.)

between the Company and the subsidiaries, were canceled in their entirety in the consolidated financial statements.

(3)	Non-controlling interests

Non-controlling interests comprise the equity of a subsidiary that cannot be attributed, directly or indirectly, to the parent company.

Measurement of non-controlling interests on the date of the business combination

Non-controlling interests that are instruments that give rise to a present ownership interest and entitle the holder to a share of net assets in the event of liquidation (for example: ordinary shares), are measured at the date of the business combination at their proportionate interest in the identifiable assets and liabilities of the acquiree, on a transaction-by-transaction basis. This accounting policy choice does not apply to other instruments that meet the definition of non-controlling interests (for example: options to ordinary shares). Such instruments will be measured at fair value or in accordance with other relevant IFRSs.

Allocation of profit or loss and other comprehensive income to the shareholders

Profit or loss and any part of other comprehensive income are allocated to the owners of the Company and the non-controlling interests. Total profit or loss and other comprehensive income is allocated to the owners of the Company and the non-controlling interests even if the result is a negative balance of non-controlling interests.

(4)	Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

(5)	Investment in associates and joint ventures (equity accounted investees)

Associates are those entities in which the Group has significant influence, but not control or joint control, over the financial and operating policies. There is a rebuttable presumption that significant influence exists when the Group holds between 20% and 50% of another entity. In assessing significant influence, potential voting rights that are currently exercisable or convertible into shares of the investee are taken into account.

Joint ventures are joint arrangements in which the Group has rights to the net assets of the arrangement. Associates and joint ventures are accounted for using the equity method (equity accounted investees) and are recognized initially at cost.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 2 - Significant Accounting Policies (Cont.)

Transactions, assets and liabilities in foreign currency

C.	Transactions, assets and liabilities in foreign currency

Transactions denominated in a foreign currency other than the Company’s functional currency are recorded upon initial recognition, according to the exchange rate on the transaction date. Following initial recognition, monetary assets and liabilities denominated in foreign currency are translated on each reporting date into the functional currency, according to the exchange rate as of that date. Exchange differences are carried to the statement of income. Non-monetary assets and liabilities denominated in foreign currency which are presented at cost are translated according to the exchange rate on the transaction date. Non-monetary assets and liabilities denominated in foreign currency which are presented at fair value are translated into the functional currency using the exchange rate as of the date when the fair value was determined.

Cash and cash equivalents

D.	Cash and cash equivalents

Cash equivalents are considered highly liquid investments, including unrestricted short term deposits in banking corporations whose maturity period does not exceed three months after the date of the deposit.

Short term deposits

E.	Short term deposits

Short term deposits in banking corporations whose original period exceeds three months after the date of the investment, and which do not meet the definition of cash equivalents. The deposits are presented according to the terms of their deposit.

Biological assets

F.	Biological assets

In accordance with IAS 41, the Company measures biological assets which are mostly comprised of medical cannabis plants and agricultural produce at fair value less selling costs until harvesting. This value is used as the cost basis of inventory after the harvest. Profit or loss due to changes in fair value less selling costs are included under the Company’s profit / loss in the year when they materialized. Growing costs in respect of the biological assets are capitalized to the cost of the biological assets. When calculating the fair value of a biological asset, the Company is required to use various estimates and approximations, including, inter alia, estimates regarding the growth stage of the seedlings until the harvest date, harvesting costs, selling costs, costs associated with oil extraction and packaging of finished products, estimates regarding the selling price of the Company’s products, and estimates of materials lost in process. Changes in these assumptions may result in significant changes in the value of the biological asset, the value of inventory, and the cost of sales, as well as in the fair value component in respect of the biological asset.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 2 - Significant Accounting Policies (Cont.)

Inventory

G.	Inventory

Inventory is measured as the lower of either cost or net realizable value. The cost of purchased inventory is determined on a first in - first out (FIFO) basis. The Company classifies the cannabis agricultural produce from a biological asset to inventory when harvesting, according to the fair value less selling costs on that date. This value serves as the cost basis of inventory. Processing costs and other additional costs which materialize in the process of bringing the inventory to its current location and condition are added to the cost of inventory. Net realizable value represents the estimated selling price in the ordinary course of business, less estimated costs to completion and the costs required to execute the sale. The Company periodically evaluates the condition and age of inventory, and provisions for slow inventory are made accordingly.

Revenue recognition

H.	Revenue recognition

Revenue from contracts with customers is recognized in the statement of income when the control of the asset or of the service has been transferred to the customer. The control transfer date is generally the date of delivery to the customer. Revenue is measured and recognized according to the fair value of the proceeds which are expected to be received in accordance with the contract terms, less amounts which have been collected for third parties (e.g., taxes). Revenue is recognized in the statements of profit or loss up to the extent to which are expected to flow to the Company, and the revenue and costs, if relevant, are reliably measurable.

When determining the amount of revenue from contracts with customers, the Company evaluates whether it functions as a primary provider, or as an agent in the contract.

The Company is the primary provider when it controls the guaranteed goods or services before they are transferred to the customer. In such cases, the Company recognizes revenue as the gross amount of proceeds. In cases where the products are transferred to the distributor and held by them in consignment until their sale by the distributor to a third party which constitutes the end customer, the Company recognizes revenue from their sale on the date when they are sold by the distributor to the third party.

Property, plant and equipment

I.	Property, plant and equipment

Items of property, plant and equipment are presented at cost plus direct acquisition costs, less accumulated depreciation and less accumulated impairment loss, and do not include routine maintenance expenses. The cost includes replacement parts and auxiliary equipment which are used in connection with fixed assets.

Items of property, plant and equipment which are of significant cost relative to the total cost of the item are depreciated separately, according to the component approach.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 2 - Significant Accounting Policies (Cont.)

Depreciation is calculated in equal annual rates according to the straight line method, throughout the asset’s useful lifetime, as follows:

%

Machinery and equipment	7-15
Computers	33
Leasehold improvements	10

Building improvements are depreciated in a straight line throughout the estimated lifetime of the improvement.

The useful lifetime, depreciation method and residual value of each asset is evaluated, as a minimum, at the end of each year, and changes are treated as a prospective change in accounting estimate. The depreciation of assets is discontinued when the asset is classified as held for sale or when the asset is written off, whichever is earlier.

Impairment

J.	Impairment

Non-financial assets

Timing of impairment testing

The carrying amounts of the Group’s non-financial assets, other than biological assets, investment property, inventories and deferred tax assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

Once a year and on the same date, or more frequently if there are indications of impairment, the Group estimates the recoverable amount of each cash generating unit that contains goodwill, or intangible assets that have indefinite useful lives or are unavailable for use.

Determining cash-generating units

For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit”).

Measurement of recoverable amount

The recoverable amount of an asset or cash-generating unit is the greater of its value in use and its fair value less costs of disposal. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects the assessments of market participants regarding the time value of money and the risks specific to the asset or cash-generating unit, for which the estimated future cash flows from the asset or cash-generating unit were not adjusted.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 2 - Significant Accounting Policies (Cont.)

Allocation of goodwill to cash generating units

Subject to an operating segment ceiling test (before the aggregation of similar segments), for the purposes of goodwill impairment testing, cash-generating units to which goodwill has been allocated are aggregated so that the level at which impairment testing is performed reflects the lowest level at which goodwill is monitored for internal reporting purposes. When goodwill is not monitored for internal reporting purposes, it is allocated to operating segments (before the aggregation of similar segments) and not to a cash-generating unit (or group of cash- generating units) lower in level than an operating segment.

Goodwill acquired in a business combination is allocated to groups of cash-generating units, including those existing in the Group before the business combination, that are expected to benefit from the synergies of the combination.

For purposes of goodwill impairment testing, when the non-controlling interests were initially measured according to their relative share of the acquiree’s net assets, the carrying amount of the goodwill is adjusted according to the rate of Company holding in the cash-generating unit to which the goodwill is allocated.

Income tax expense

K.	Income tax expense

Income tax comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that they relate to a business combination, or are recognized directly in equity or in other comprehensive income to the extent they relate to items recognized directly in equity or in other comprehensive income.

Current taxes

Current tax is the expected tax payable (or receivable) on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date. Current taxes also include taxes in respect of prior years and any tax arising from dividends.

Offset of current tax assets and liabilities

Current tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and there is intent to settle current tax liabilities and assets on a net basis or the tax assets and liabilities will be realized simultaneously.

Uncertain tax positions

A provision for uncertain tax positions, including additional tax and interest expenses, is recognized when it is more probable than not that the Group will have to use its economic resources to pay the obligation.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 2 - Significant Accounting Policies (Cont.)

Deferred taxes

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences:

●	The initial recognition of goodwill,
●	The initial recognition of assets and liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss,
●	Differences relating to investments in subsidiaries, joint arrangements and associates, to the extent that the Group is able to control the timing of the reversal of the temporary difference and it is probable that they will not reverse in the foreseeable future, either by way of selling the investment or by way of distributing dividends in respect of the investment

The measurement of deferred tax reflects the tax consequences that would follow the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities. For investment property that is measured at fair value, there is a rebuttable presumption that the carrying amount of the investment property will be recovered through sale.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

A deferred tax asset is recognized for unused tax losses, tax benefits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Deferred tax assets that were not recognized are reevaluated at each reporting date and recognized if it has become probable that future taxable profits will be available against which they can be utilized.

Offset of deferred tax assets and liabilities

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their current tax assets and liabilities will be realized simultaneously.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 2 - Significant Accounting Policies (Cont.)

Additional tax on dividend distribution

The Group may be required to pay additional tax if a dividend is distributed by Group companies. This additional tax was not included in the financial statements, since the policy of the Group companies is to not distribute a dividend which creates an additional tax liability for the recipient company in the foreseeable future. In cases where an investee company expects to distribute a dividend from profits involving additional tax for the Company, the Company creates a tax provision in respect of the additional tax it may be required to pay in respect of the dividend distribution.

Additional income taxes that arise from the distribution of dividends by the Company are recognized in profit or loss at the same time that the liability to pay the related dividend is recognized.

Inter-company transactions

Deferred tax in respect of inter-company transactions in the consolidated financial statements is recognized according to the tax rate applicable to the buying company.

Employee benefits

L.	Employee benefits:

Post-employment benefit plans – defined contribution plan

The Group has a defined contribution plan in respect of the Company’s liability to pay the savings component of provident funds and in respect of those of its employees who are subject to Section 14 of the Severance Pay Law – 1963.

Defined contribution plans

A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution pension plans are recognized as an expense in profit or loss in the periods during which related services are rendered by employees. Contributions to a defined contribution plan that are due more than 12 months after the end of the period in which the employees render the service are discounted to their present value.

Financing income and expenses

M.	Financing income and expenses

Financing income comprises interest income on funds invested, dividend income, gains on changes in the fair value of financial assets at fair value through profit or loss, foreign currency gains, net gains on disposal of an investment in a debt instrument measured at fair value through other comprehensive income, gains on hedging instruments that are recognized in profit or loss and the reclassification of net gains and losses previously recognized in other comprehensive income on cash flow hedges of foreign currency and interest rate risks for borrowings.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 2 - Significant Accounting Policies (Cont.)

Financing expenses comprise interest expense on borrowings, changes in time value of provisions and deferred consideration, changes in the fair value of contingent consideration from a business combination, changes in the fair value of financial assets at fair value through profit or loss, net losses on disposal of an investment in a debt instrument measured at fair value through other comprehensive income, impairment losses on financial assets (other than losses on impairment of trade receivables, other receivables and contract assets that are presented in a separate item) and losses on hedging instruments that are recognized in profit or loss.

Foreign currency gains and losses on financial assets and financial liabilities are reported on a net basis as either financing income or financing expenses depending on whether foreign currency movements are in a net gain or net loss position.

Transactions with controlling shareholder

N.	Transactions with controlling shareholder

Assets and liabilities included in a transaction with a controlling shareholder are measured at fair value on the date of the transaction. As the transaction is on the equity level, the Company includes the difference between the fair value and the consideration from the transaction in its equity.

Financial instruments

O.	Financial instruments:

1.	Financial assets

Financial assets are measured on the date of initial recognition at fair value plus transaction costs which are directly attributable to the acquisition of the financial asset, except in case of a financial asset measured at fair value through profit or loss, for which the transaction costs are carried to the statement of income.

The Company classifies and measures the debt instruments in its financial statements based on the following criteria:

(A)	The Company’s business model for the management of financial assets; and
(B)	The characteristics of the financial asset’s contractual cash flows.
Most of the Company’s financial assets are classified as Financial assets measured at fair value through profit or loss

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 2 - Significant Accounting Policies (Cont.)

2.	Impairment of financial assets

The Company evaluates, on each reporting date, the loss provision in respect of financial debt instruments which are not measured at fair value through profit or loss.

The Company distinguishes between two situations involving recognition of a loss provision.

A)	Debt instruments whose credit quality has not significantly deteriorated since the initial recognition date, or cases involving low credit risk - the loss provision which will be recognized in respect of that debt instrument will take into account expected credit loss during the 12 month period after the reporting date; or
B)	Debt instruments whose credit quality has significantly deteriorated since the initial recognition date, and cases involving credit risk which is not low - the loss provision which will be recognized will take into account expected credit losses throughout the instrument’s remaining lifetime.

The Company applies the expedient which was determined in the standard, according to which it assumes that a debt instrument’s credit risk has not significantly increased since the initial recognition date if it was determined, on the reporting date, that the instrument’s credit risk is low, for example, when the instrument has an external rating of “investment grade”.

Impairment in respect of debt instruments which are measured at amortized cost is carried to the statement of income against a provision, while impairment in respect of debt instruments which are measured at fair value through other comprehensive income is carried against a capital reserve, and does not reduce the carrying amount of the financial asset in the statement of financial position.

The Company has financial assets with short credit periods, such as trade receivables, to which it is entitled to apply the expedient specified in the model, i.e., the Company will measure the loss provision in an amount equal to the expected credit losses throughout the instrument’s entire lifetime. The Company chose to adopt the expedient in respect of those financial assets.

3.	Financial liabilities measured at amortized cost

On the date of initial recognition, the Company measures the financial liabilities at fair value less transaction costs which are directly attributable to the issuance of the financial liability. Following initial recognition, the Company measures all financial liabilities at amortized cost using the effective interest method, except for financial liabilities at fair value through profit or loss.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 2 - Significant Accounting Policies (Cont.)

4.	Derecognition of financial liabilities

The Company derecognizes a financial liability when and only when it has been settled, canceled or has expired.

A financial liability is extinguished when the debtor has settled the liability by cash payment, through other financial assets, through goods or services, or has been legally released from the liability.

In case of changes to the terms of an existing financial liability, the Company evaluates whether the terms of the liability differ significantly from the current terms.

When a significant change is made to the terms of an existing financial liability, the change is treated as derecognition of the original liability, and recognition of the new liability. The difference between the aforementioned two liabilities in the financial statements is credited to the statement of income.

In case the change is immaterial, the Company updates the amount of the liability, by discounting the new cash flows using the original effective interest rate, while the differences are carried to the statement of loss and comprehensive loss.

When evaluating whether the case involves a significant change to the terms of an existing liability, the Company takes into account qualitative and quantitative considerations.

Fair value measurement

P.	Fair value measurement

Fair value is the price which would be received upon the sale of an asset, or the price which would be paid upon the transfer of a liability, in an ordinary transaction between market participants on the measurement date.

The measurement of fair value is based on the assumption that the transaction will be executed in the main market of the asset or liability in question, or in lieu of a main market, in the most advantageous market.

The fair value of an asset or liability is measured according to assumptions which market participants would use when pricing the asset or liability, assuming the market participants are working in favor of their own economic interests.

The Group uses valuation techniques as appropriate for the circumstances, and for which sufficient obtainable data exists in order to measure fair value, while maximizing the use of relevant observable inputs, and minimizing the use of unobservable inputs.

All assets and liabilities which are measured at fair value, or whose fair value was disclosed, are divided into categories in the fair value hierarchy, based on the lowest level of inputs which is significant to the measurement of fair value in its entirety:

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 2 - Significant Accounting Policies (Cont.)

Level 1:	Quoted prices (without adjustments) in an active market of identical assets and liabilities.
Level 2:	Inputs which are not quoted prices which are included in level 1, which are directly or indirectly observable.
Level 3:	Inputs which are not based on observable market data, as described in Note 6 - Biological Assets. Investments in financial assets measured at fair value through profit or loss (investments in companies in the biomed sector) are mostly performed using the OPM valuation technique (without using market data), as described in Note 10.

Share-based payment

Q.	Share-based payment

Employees and other service providers of the Company are entitled to benefits in the form of the Group’s equity-settled share-based payment plans.

The cost of equity-settled transactions with employees is measured according to the fair value of the equity instrument on the grant date. The fair value is established using a generally accepted options pricing model.

The cost of equity-settled transactions is recognized in the Consolidated Statements of Profit or Loss and Other Comprehensive Income along with the corresponding increase in equity over the period when the terms of performance and/or the service are fulfilled, and ends on the date when the relevant employees become entitled to the compensation (hereinafter: the “Vesting Period”). The cumulative expense which is recognized in respect of equity-settled transactions at the end of each reporting date until the vesting date reflects the rate of passage of the vesting period, and the Group’s best estimate of the number of equity instruments that will eventually vest. The expense or income in the statement of income reflects the change between the expense which accrued until the end of the reporting period, and that which accrued until the end of the previous period. When the Company makes changes to the terms of an equity-settled grant, an additional expense is recognized, beyond the original expense which was calculated in respect of the change, which increases the overall fair value of the compensation which is granted or which benefits the employee / other service provider, according to the fair value on the date of the change.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 2 - Significant Accounting Policies (Cont.)

Earnings (loss) per share

R.	Earnings (loss) per share

The Company calculated the amounts of basic earnings (loss) per share and diluted earnings (loss)per share in respect of the profit (loss) for the year which is attributable to holders of the Company’s ordinary shares.

Basic earnings (loss) per share is calculated by dividing the profit (loss) attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares that were outstanding during the year.

The weighted average of the number of shares which were used to calculate diluted earnings (loss) per share is the weighted average of the number of ordinary shares which was calculated for the purpose of basic earnings (loss)per share, plus the weighted average of the number of ordinary shares which would have been issued as a result of the conversion of all of the dilutive potential ordinary shares into ordinary shares. Dilutive potential ordinary shares are considered as if they had been converted to ordinary shares at the beginning of the period, or beginning on their issuance date, whichever is later. Potential ordinary shares are considered dilutive when their inclusion decreases the earnings per share from continuing operations, or increases the loss per share from continuing operations.

Operating segments

S.	Operating segments

Operating segments are reported according to the same basis of internal reports that are regularly reviewed by the Company’s Chief Operating Decision Maker, who is responsible for allocating resource to the Company’s operating segments, and assessing their performance. The Company has two operating segments: 1. Investments in the medical cannabis sector; 2. Investments in portfolio companies in the biomed sector.

Leases

T.	Leases

Determining whether an arrangement contains a lease

On the inception date of the lease, the Group determines whether the arrangement is a lease or contains a lease, while examining if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. In its assessment of whether an arrangement conveys the right to control the use of an identified asset, the Group assesses whether it has the following two rights throughout the lease term:

(a)	The right to obtain substantially all the economic benefits from use of the identified asset; and

(b)	The right to direct the identified asset’s use.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 2 - Significant Accounting Policies (Cont.)

Leased assets and lease liabilities

Contracts that award the Group control over the use of a leased asset for a period of time in exchange for consideration, are accounted for as leases. Upon initial recognition, the Group recognizes a liability at the present value of the balance of future lease payments (these payments do not include certain variable lease payments), and concurrently recognizes a right-of-use asset at the same amount of the lease liability, adjusted for any prepaid or accrued lease payments, plus initial direct costs incurred in respect of the lease.

Since the interest rate implicit in the Group’s leases is not readily determinable, the incremental borrowing rate of the lessee is used. Subsequent to initial recognition, the right-of-use asset is accounted for using the cost model, and depreciated over the shorter of the lease term or useful life of the asset.

The Group has elected to apply the practical expedient by which short-term leases of up to one year and/or leases in which the underlying asset has a low value, are accounted for such that lease payments are recognized in profit or loss on a straight-line basis, over the lease term, without recognizing an asset and/or liability in the statement of financial position.

The lease term

The lease term is the non-cancellable period of the lease plus periods covered by an extension or termination option if it is reasonably certain that the lessee will or will not exercise the option, respectively.

Depreciation of right-of-use asset

After lease commencement, a right-of-use asset is measured on a cost basis less accumulated depreciation and accumulated impairment losses and is adjusted for re-measurements of the lease liability. Depreciation is calculated on a straight-line basis over the useful life or contractual lease period, whichever earlier, as follows:

Buildings	5-10 years

Subleases

In leases where the Group subleases the underlying asset, the Group examines whether the sublease is a finance lease or operating lease with respect to the right-of-use received from the head lease. The Group examined the subleases existing on the date of initial application based on the remaining contractual terms at that date.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 2 - Significant Accounting Policies (Cont.)

New standards, amendments to standards and interpretations not yet adopted

U.	New standards, amendments to standards and interpretations not yet adopted

Standard/interpretation/		Effective date and
amendment	The requirements of the publication	transitional provisions	Effects

Amendment to IAS 12, Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction

The Amendment narrows the scope of the exemption from recognizing deferred taxes as a result of temporary differences created at the initial recognition of assets and/or liabilities, so that it does not apply to transactions that give rise to equal and offsetting temporary differences.

As a result, companies will need to recognize a deferred tax asset or a deferred tax liability for these temporary differences at the initial recognition of transactions that give rise to equal and offsetting temporary differences, such as lease transactions and provisions for decommissioning and restoration.

The Amendment is effective for annual periods beginning on or after January 1, 2023, by amending the opening balance of the retained earnings or adjusting a different component of equity in the period the Amendment was first adopted.

Earlier application is permitted.

Application of the Amendment did not have a material effect on the financial statements.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 2 - Significant Accounting Policies (Cont.)

Standard/interpretation/		Effective date and
amendment	The requirements of the publication	transitional provisions	Effects

Amendment to IAS 1, Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current	The Amendment replaces certain requirements for classifying liabilities as current or non-current. Thus for example, according to the Amendment, a liability will be classified as non-current when the entity has the right to defer settlement for at least 12 months after the reporting period, and it “has substance” and is in existence at the end of the reporting period, this instead of the requirement that there be an “unconditional” right. According to the Amendment, a right is in existence at the reporting date only if the entity complies with conditions for deferring settlement at that date. Furthermore, the Amendment clarifies that the conversion option of a liability will affect its classification as current or non-current, other than when the conversion option is recognized as equity.

The Amendment is effective for reporting periods beginning on or after January 1, 2024 with earlier application being permitted. The Amendment is applicable retrospectively, including an amendment to comparative data.

The Group is examining the effects of the Amendment on the financial statements with no plans for early adoption
Amendment to IAS 1, Presentation of Financial Statements: “Disclosure of Accounting Policies.”

According to the amendment companies must provide disclosure of their material accounting policies rather than their significant accounting policies. Pursuant to the amendment, accounting policy information is material if, when considered with other information disclosed in the financial statements, it can be reasonably be expected to influence decisions that the users of the financial statements make on the basis of those financial statements.

The amendment to IAS 1 also clarifies that accounting policy information is expected to be material if, without it, the users of the financial statements would be unable to understand other material information in the financial statements. The amendment also clarifies that immaterial accounting policy information need not be disclosed.

		The amendment is applicable for reporting periods beginning on or after January 1, 2023. Earlier application is permitted	Application of the Amendment did not have a material effect on the financial statements.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 2 - Significant Accounting Policies (Cont.)

Change in accounting policy, IAS 7

V.	Change in accounting policy, IAS 7

In September 2022, the Company elected to change the method of accounting for classification of interest paid in the statement of cash flows under investing activities. The Company has retrospectively amended the statement of cash flows for periods ending at 31 December 2021, and 31 December 2020, in order to reflect the effects of changes in the accounting policy to comparative periods.

Before the change in accounting policy, the Company classified interest paid in the statement of cash flows under operating activities. The Company believes classification of interest paid under investing activities in the statement of cash flows provides more relevant information to the users of its financial statements as it reflects better the essence of interest paid during the Company’s normal course of business.

(1)	Effect of the classification on the statements of cash flows:

	Year ended December 31, 2021
		Effect of change	As presented in
	As presented	in accounting	these financial
	in the past	policy	statements
	NIS thousands	NIS thousands	NIS thousands
Profit for the period	7,293	-	7,293
Interest paid	(5,116)	5,116	-
Taxes on income paid	(11,796)	-	(11,796)
Adjustments required to present cash flows from operating activities (A)	34,638	-	34,638

Net cash provided by (used in) operating activities	25,019	5,116	30,135

Net cash provided by financing activities	203,056	(5,116)	197,940

	Year ended December 31, 2020
		Effect of change	As presented in
	As presented	in accounting	these financial
	in the past	policy	statements
	NIS thousands	NIS thousands	NIS thousands
Loss for the period	(36,040)	-	(36,040)
Interest paid	(93)	93	-
Taxes on income paid	-	-	-
Adjustments required to present cash flows from operating activities (A)	43,936	-	43,936

Net cash provided by (used in) operating activities	7,803	93	7,896

Net cash provided by financing activities	25,289	(93)	25,196

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 2 - Significant Accounting Policies (Cont.)

Immaterial adjustment of comparative data

W.	Immaterial adjustment of comparative data

Subsequent to release of the Company’s annual consolidated financial statements as of December 31,2021 and prior to the release date of the interim condensed consolidated financial as of March 30, 2022, an error was discovered in the accounting treatment of Non-controlling interests.

The Company examined the materiality of the error that was discovered in its financial statements with respect to the relevant reporting periods, and after examining the quantitative and qualitative parameters it reached the conclusion that the aforesaid error has no effect on how the users of the consolidated financial statements make economic decisions and/or analyze the aforesaid financial statements. Therefore, the error is not a material error that requires issuing revised consolidated financial statements of the Group.

Presented hereunder are the effects of the correction, which was included in the comparative data in these financial statements by marking the corrected items with “immaterial adjustment”.

(1)	Effect of the correction on the statement of financial position

	December 31, 2021
			As presented in
	As presented	Effect of	these financial
	in the past	correction	statements
	NIS thousands	NIS thousands	NIS thousands
Goodwill	258,070	10,221	268,291
Non-controlling interests	11,163	10,221	21,384